Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Consideration for Assets Acquired and Liabilities Assumed

Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For acquisitions completed in 2018		Total
	Note	$

Cash consideration		88.0
Notes payable		55.6

Consideration		143.6

Assets and liabilities acquired
Cash acquired		7.8
Non-cash working capital
Trade receivables		34.7
Unbilled receivables		6.4
Accounts payable		(19.8)
Other non-cash working capital		(0.6)
Property and equipment	11	4.4
Intangible assets	13	33.0
Deferred tax assets	26	1.9
Net employee defined benefit liability	18	(16.5)
Provisions	17	(1.4)
Deferred tax liabilities	26	(2.6)

Total identifiable net assets at fair value		47.3
Goodwill arising on acquisitions	12	96.3

Consideration		143.6

Summary of Consideration of Business Combinations

Details of the consideration paid in 2018 for current and past acquisitions are as follows:

December 31
2018
$

Cash consideration (net of cash acquired)	80.2
Payments on notes payable from previous acquisitions	42.0

Total net cash paid	122.2

Summary of Notes Payable in Business Combination
Total notes payable and adjustments to these obligations are as follows:
December 31
2018
$

Balance, beginning of the year	58.8
Additions for acquisitions in the year	55.6
Other adjustments	(0.2)
Payments	(42.0)
Interest	0.9
Impact of foreign exchange	3.0

Total notes payable	76.1